As filed with the United States Securities and Exchange Commission on September 5, 2012
1933 Act Registration No. 002-85905
1940 Act Registration No. 811-03826

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.

Post-Effective Amendment No. 79	☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 79	☑

(Check appropriate box or boxes.)
AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
(Exact Name of Registrant as Specified in Charter)
11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: (713) 626-1919
John M. Zerr, Esquire
11 Greenway Plaza, Suite 1000 Houston, TX 77046
(Name and Address of Agent for Service)
Copy to:

Elisa Mitchell, Esquire	E. Carolan Berkley, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
1 Parkview Plaza	2600 One Commerce Square
Oakbrook Terrace, IL 60181	Philadelphia, Pennsylvania 19103
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement
It is proposed that this filing will become effective (check appropriate box)

☑	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date)pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date), pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 5th day of September, 2012.

Registrant: AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)

By:	/s/ Philip A. Taylor

Philip A. Taylor, President
     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor (Philip A. Taylor)	Trustee & President (Principal Executive Officer)	September 5, 2012

/s/ David C. Arch* (David C. Arch)	Trustee	September 5, 2012

/s/ Frank S. Bayley* (Frank S. Bayley)	Trustee	September 5, 2012

/s/ James T. Bunch* (James T. Bunch)	Trustee	September 5, 2012

/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	September 5, 2012

/s/ Rod Dammeyer* (Rod Dammeyer)	Trustee	September 5, 2012

/s/ Albert R. Dowden* (Albert R. Dowden)	Trustee	September 5, 2012

/s/ Martin L. Flanagan* (Martin L. Flanagan)	Trustee	September 5, 2012

/s/ Jack M. Fields* (Jack M. Fields)	Trustee	September 5, 2012

/s/ Carl Frischling* (Carl Frischling)	Trustee	September 5, 2012

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	September 5, 2012

/s/ Larry Soll* (Larry Soll)	Trustee	September 5, 2012

SIGNATURES	TITLE	DATE
/s/ Hugo F. Sonnenschein* (Hugo F. Sonnenschein)	Trustee	September 5, 2012

/s/ Raymond Stickel, Jr.* (Raymond Stickel, Jr.)	Trustee	September 5, 2012

/s/ Wayne W. Whalen* (Wayne W. Whalen)	Trustee	September 5, 2012

/s/ Sheri Morris (Sheri Morris)	Vice President & Treasurer (Principal Financial and Accounting Officer)	September 5, 2012

*By	/s/ Philip A. Taylor
Philip A. Taylor
Attorney-in-Fact
* Philip A. Taylor, pursuant to powers of attorney dated November 30, 2010, filed in Registrant’s Post-Effective Amendment No. 65 on December 21, 2010.

Exhibit Index

XBRL Instance Document	Ex-101.ins
XBRL Taxonomy Extension Schema Document	Ex-101.sch
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal
XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre
XBRL Taxonomy Extension Definition Linkbase	Ex-101.def